EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except: (i) net income or loss is adjusted by the impact of the assumed conversion of convertible debt into shares of common stock; and (ii) the weighted average number of shares of common stock outstanding includes potentially dilutive securities (such as options, warrants and additional shares of common stock issuable under convertible debt outstanding during the period) when such securities are not anti-dilutive. Potentially dilutive securities from options and warrants are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities. Potentially dilutive securities from convertible debt are calculated based on the assumed issuance at the beginning of the period, as well as any adjustment to income that would result from their assumed issuance. For the three and nine months ended September 30, 2016 and 2015, approximately 4.5 million and 5.0 million shares, respectively, of potentially dilutive securities were excluded from the diluted income (loss) per share calculation because including them would have been anti-dilutive for such periods.

The following tables provide a reconciliation of net loss for continuing and discontinued operations and the number of shares of common stock used in the computation of both basic and diluted earnings per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s, except per share data)	2016	2015	2016	2015
Numerator:
Income (loss) from continuing operations	$222	$(2,038)	$(2,407)	$(13,379)
Preferred stock dividends	(1,879)	(1,499)	(5,457)	(3,582)
Basic and diluted loss from continuing operations	(1,657)	(3,537)	(7,864)	(16,961)

Loss from discontinued operations, net of tax	(2,210)	(3,057)	(6,513)	(2,328)
Net loss attributable to noncontrolling interests	—	284	—	784
Basic and diluted loss from discontinued operations	(2,210)	(2,773)	(6,513)	(1,544)
Basic and diluted loss from continuing operations attributable to AdCare Health Systems, Inc common stockholders	$(3,867)	$(6,310)	$(14,377)	$(18,505)

Denominator:
Basic - weighted average shares	19,917	19,838	19,909	19,617
Diluted - adjusted weighted average shares (a)	19,917	19,838	19,909	19,617

Basic and diluted loss per share:
Loss from continuing operations attributable to AdCare	$(0.08)	$(0.18)	$(0.39)	$(0.86)
Loss income from discontinuing operations	(0.11)	(0.14)	(0.33)	(0.08)
Loss attributable to to AdCare Health Systems, Inc. common stockholders	$(0.19)	$(0.32)	$(0.72)	$(0.94)

(a) Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	September 30,
(Share amounts in 000’s)	2016	2015
Stock options	355	744
Warrants - employee	1,559	1,559
Warrants - non employee	437	567
Convertible notes	2,165	2,165
Total anti-dilutive securities	4,516	5,035

EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is similar to basic earnings per share except net income or loss is adjusted by the impact of the assumed issuance of convertible shares and the weighted-average number of shares of common stock outstanding (which includes potentially dilutive securities, such as options, warrants, non-vested shares, and additional shares issuable under convertible notes outstanding during the period when such potentially dilutive securities are not anti-dilutive). Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities. Potentially dilutive securities from convertible promissory notes are calculated based on the assumed issuance at the beginning of the period, as well as any adjustment to income that would result from their assumed issuance. For 2015 and 2014, potentially dilutive securities of 4.5 million and 7.0 million, respectively, were excluded from the diluted loss per share calculation because including them would have been anti-dilutive in both periods.
The following table provides a reconciliation of net loss for continuing and discontinued operations and the number of shares used in the computation of both basic and diluted earnings per share:

	Year Ended December 31,
	2015			2014
(Amounts in 000's, except per share data)	Loss	Shares	Per Share	(Loss) Income	Shares	Per Share
Continuing Operations:
Loss from continuing operations	$(17,811)			$(38,188)
Preferred stock dividends	(5,208)			(2,584)
Basic loss from continuing operations	$(23,019)	19,680	$(1.17)	$(40,772)	17,930	$(2.27)
Diluted loss from continuing operations	$(23,019)	19,680	$(1.17)	$(40,772)	17,930	$(2.27)
Discontinued Operations:
Income (loss) from discontinued operations	$(4,892)			$23,783
Net (income) loss attributable to noncontrolling interests	(815)			806
Basic (loss) income from discontinued operations attributable to the Company	$(5,707)	19,680	$(0.29)	$24,589	17,930	$1.37
Diluted (loss) income from discontinued operations attributable to the Company	$(5,707)	19,680	$(0.29)	$24,589	17,930	$1.37
Net Loss Attributable to AdCare:
Basic loss	$(28,726)	19,680	$(1.46)	$(16,183)	17,930	$(0.90)
Diluted loss	$(28,726)	19,680	$(1.46)	$(16,183)	17,930	$(0.90)

(1)	Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	December 31,
(Amounts in 000’s)	2015	2014
Stock options	267	934
Common stock warrants - employee	1,887	1,689
Common stock warrants - nonemployee	164	1,028
Shares issuable upon conversion of convertible debt	2,165	3,334
Total shares	4,483	6,985